LEASES (Details - Maturities of lease liabilities)	Sep. 30, 2021 USD ($)
Leases [Abstract]
Remainder of 2021	$ 100,632
2022	759,522
2023	1,184,356
2024	1,143,532
2025	1,118,146
2026 and thereafter	910,289
Total future undiscounted lease payments	$ 5,216,476